Audit Information	12 Months Ended
Feb. 28, 2025
Auditor [Table]
Auditor Name	Deloitte & Touche
Auditor Firm ID	1130
Auditor Location	South Africa
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Karooooo Ltd. (the Company) as of February 28, 2025, the related consolidated statements of profit and loss, comprehensive income, changes in equity and cash flows for the year ended February 28, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at February 28, 2025, and the results of its operations and its cash flows for the year ended February 28, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.